CONVERIBLE LOAN AGREEMENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014 D	Nov. 30, 2013 D
Loan 1		$ 250,000
Loan 2		100,000
Loan 3		$ 0.50
Loan 4		65,192
Loan 5		8.00%
Loan 6		90
Loan 7		100,000
Loan 8		0.75
Loan 9		$ 0.50
Loan 10		48,800
Loan 11		100,000
Loan 12		$ 0.50
Loan 13		46,000
Converible Loan Agreements 1	250,000
Converible Loan Agreements 2	100,000
Converible Loan Agreements 3	$ 0.50
Converible Loan Agreements 4	65,192
Converible Loan Agreements 5	8.00%
Converible Loan Agreements 6	90
Converible Loan Agreements 7	100,000
Converible Loan Agreements 8	0.75
Converible Loan Agreements 9	$ 0.50
Converible Loan Agreements 10	48,800
Converible Loan Agreements 11	100,000
Converible Loan Agreements 12	$ 0.50
Converible Loan Agreements 13	46,000
Converible Loan Agreements 14	8.00%
Converible Loan Agreements 15	100,000
Converible Loan Agreements 16	350,000
Converible Loan Agreements 17	1,128,849
Converible Loan Agreements 18	370,772
Converible Loan Agreements 19	713,023
Converible Loan Agreements 20	$ 0.52
Converible Loan Agreements 21	713,023
Converible Loan Agreements 22	$ 0.52
Converible Loan Agreements 23	$ 259,731
Converible Loan Agreements 24	0.00%
Converible Loan Agreements 25	117.00%
Converible Loan Agreements 26	0.66%